INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Investments and other financial assets	€ 23,340	€ 20,948	€ 0
Other securities and financial assets	6,698	1,020
Total investments and other financial assets	30,038	33,935
Option contract
Investment [Line Items]
Delta Topco option	€ 0	€ 11,967